Note 9 - Advances from Federal Home Loan Bank (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
		December 31
Maturity	Rate	2014	2013
February 2014	0.36%	-	7,000
February 2015	0.36%	18,000	-
March 2016	2.04%	10,000	10,000
May 2016	0.75%	2,000	2,000
March 2017	2.31%	2,000	2,000
May 2017	1.07%	2,000	2,000
March 2018	2.33%	5,000	5,000
April 2018	3.03%	5,000	5,000
May 2018	1.38%	2,000	2,000
March 2019	3.56%	5,000	5,000
March 2019	3.51%	5,000	5,000
May 2019	1.69%	2,000	2,000
May 2020	2.01%	2,000	2,000
March 2021	3.71%	5,000	5,000
March 2021	3.74%	5,000	5,000
March 2021	3.80%	5,000	5,000
March 2021	3.87%	5,000	5,000
		$80,000	$69,000